UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21477

Western Asset Inflation-Linked

Opportunities & Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 107.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,662,560	$11,720,358
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	142,237,946	154,776,825	(a)
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	31,179,720	33,820,658
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	21,404,612	26,747,264	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	17,470,489	20,325,481	(a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	72,591,400	94,264,848	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	8,136,590	9,791,719
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	7,342,272	8,874,254
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	46,460,938	49,170,252	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	19,652,114	18,038,235
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	7,131,600	6,934,134
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	6,010,368	5,861,087
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	21,443,600	21,457,840
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	87,005,702	86,355,425	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	11,484,800	11,588,630
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	25,440,480	25,115,021
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	21,179,110	21,268,326
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	72,313,500	71,070,141	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	63,506,443	62,724,345	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	13,452,995	13,197,292	(b)
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	8,247,752	8,256,460
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	54,198,736	53,997,960

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $812,968,699)				815,356,555

CORPORATE BONDS & NOTES - 8.3%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	240,000	215,400

ENERGY - 3.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	500,000	502,869

Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	353,332
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	2,958,458
Apache Corp., Senior Notes	5.250%	2/1/42	910,000	881,278
Apache Corp., Senior Notes	4.250%	1/15/44	2,630,000	2,254,630
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,400,000	2,388,000
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	2,162,606
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,000,000	3,875,884	(c)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	90,000	88,763	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	110,000	$101,200	(c)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	493,870
Noble Energy Inc., Senior Notes	4.950%	8/15/47	3,210,000	3,008,345
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	890,000	886,663
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	500,000	613,237
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,000,000	2,035,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	2,020,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,483,780
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	1,700,000	1,665,660	(d)

Total Oil, Gas & Consumable Fuels				28,270,706

TOTAL ENERGY				28,773,575

FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,060,000	5,462,700

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. Gtd. ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.800%	12/21/65	2,084,000	1,615,100	(c)(e)

Insurance - 0.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	48,492	66,192	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.803%	2/12/23	209,962	212,324	(c)(e)

Total Insurance				278,516

TOTAL FINANCIALS				7,356,316

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	1,180,000	1,200,650	(c)

Health Care Providers & Services - 0.3%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,190,000	2,157,150

Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	4,890,000	4,718,850	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,620,000	2,816,500	(c)

Total Pharmaceuticals				7,535,350

TOTAL HEALTH CARE				10,893,150

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Heligear Acquisition Co., Senior Secured Notes	10.250%	10/15/19	1,464,000		$1,469,915	(c)

MATERIALS - 1.9%
Metals & Mining - 1.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,470,000		1,508,588	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000		1,537,606	(c)
ArcelorMittal, Senior Notes	6.125%	6/1/25	720,000		787,698
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	500,000		523,672
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,000,000		3,180,000
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		476,555	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000		1,538,115	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000		3,418,332
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000		1,283,644

TOTAL MATERIALS					14,254,210

TOTAL CORPORATE BONDS & NOTES (Cost - $60,717,754)					62,962,566

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 8.0%
Brazil - 3.1%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	26,194,616	BRL	8,079,255
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	46,039,095	BRL	15,361,303

Total Brazil					23,440,558

Italy - 4.0%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	23,998,293	EUR	30,176,868	(d)

Uruguay - 0.9%
Uruguay Government International Bond	4.250%	4/5/27	216,882,039	UYU	7,072,633

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $58,526,458)					60,690,059

SOVEREIGN BONDS - 6.8%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.666%	6/21/20	132,660,000	ARS	3,689,524	(e)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,900,000	BRL	$529,371
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	570,000	BRL	161,069

Total Brazil					690,440

Chile - 1.0%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,785,000,000	CLP	7,748,515

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	3,120,000		3,268,044	(c)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	1,070,000		1,064,062	(d)

Total Ecuador					4,332,106

Indonesia - 1.6%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	400,000		390,805	(c)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,790,000		1,709,341
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	430,000		444,335	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	880,000		870,954	(c)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	2,010,000		1,911,156
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	100,812,000,000	IDR	6,813,078

Total Indonesia					12,139,669

Mexico - 2.0%
Mexican Bonos, Senior Notes	7.750%	11/13/42	273,450,000	MXN	12,836,609
Mexican Bonos, Senior Notes	8.000%	11/7/47	51,280,000	MXN	2,460,477

Total Mexico					15,297,086

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000		275,960	(c)

Russia - 0.9%
Russian Federal Bond — OFZ	7.050%	1/19/28	487,690,000	RUB	6,905,255

TOTAL SOVEREIGN BONDS (Cost - $60,882,045)					51,078,555

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 5.0%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.850%	9/29/36	13,285,724	$10,229,436	(c)(e)
Banc of America Funding Trust, 2015-R2 5A2	2.884%	9/29/36	8,356,491	6,439,326	(c)(e)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	47,696	30,236	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,288,902	871,887
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,282,479	1,240,026	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	3,690,000	3,614,384	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust Series, 2017-2 M2	4.000%	8/25/56	5,170,000	4,773,201	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.940%	10/25/29	2,660,000	2,889,265	(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	6.640%	2/25/30	2,950,000	3,125,678	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.923%	2/12/49	2,446,663	1,825,795	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.248%	2/15/51	79,452	74,007	(e)
Lehman Mortgage Trust, 2006-5 2A2, IO (-1.000 X 1 mo. USD LIBOR + 7.150%)	4.660%	9/25/36	2,960,313	707,278	(e)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	2.608%	6/25/37	94,172	61,656	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.332%	2/25/46	2,286,320	2,136,744	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,877,649)				38,018,919

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - 0.8%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. USD LIBOR + 0.400%)	2.890%	9/25/46	53,458		$51,072	(e)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	3.689%	10/15/37	5,852,601		5,685,814	(c)(e)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	123,626		122,346	(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,407,416)					5,859,232

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Bonds (Cost - $1,871,886)	3.000%	2/15/49	1,880,000		1,848,716

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,034,251,907)					1,035,814,602

SHORT-TERM INVESTMENTS - 3.8%
SOVEREIGN BONDS - 0.7%
Argentina Treasury Bill	(89.596)%	3/29/19	8,969,000	ARS	274,360	(g)
Argentina Treasury Bill	(12.142)%	4/30/20	154,500,000	ARS	4,593,937	(g)

TOTAL SOVEREIGN BONDS (Cost - $5,088,218)					4,868,297

REPURCHASE AGREEMENTS - 0.5%
Deutsche Bank Securities Inc., repurchase agreement dated 2/28/19, Proceeds at Maturity - $4,000,284; (Fully collateralized by U.S. Treasury Notes, 0.375% due 7/15/25; Market value - $4,081,216) (Cost - $4,000,000)	2.560%	3/1/19	4,000,000		4,000,000

			SHARES
MONEY MARKET FUNDS - 2.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $19,865,921)	2.374%		19,865,921		19,865,921

TOTAL SHORT-TERM INVESTMENTS (Cost - $28,954,139)					28,734,218

TOTAL INVESTMENTS - 140.8% (Cost - $1,063,206,046)					1,064,548,820
Liabilities in Excess of Other Assets - (40.8)%					(308,462,559)

TOTAL NET ASSETS - 100.0%					$756,086,261

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	2.000%	6/21/2018	TBD	**	$20,006,250	U.S. Treasury Inflation Protected Securities	$20,660,785
						Cash	530,000
Deutsche Bank	2.720%	1/11/2019	4/11/2019		305,042,500	U.S. Treasury Inflation Protected Securities	313,589,363

					$325,048,750		$334,780,148

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as-of February 28, 2019.

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	190	12/19	$46,195,067	$46,246,000	$50,933
Copper	338	5/19	23,036,402	24,910,600	1,874,198
Euro	94	3/19	13,464,354	13,387,363	(76,991)
Gold 100 Ounce	114	6/19	14,773,545	15,078,780	305,235
Mexican Peso	168	3/19	4,126,083	4,345,320	219,237
U.S. Treasury Long-Term Bonds	44	6/19	6,391,572	6,356,625	(34,947)
U.S. Treasury Ultra Long-Term Bonds	147	6/19	23,725,095	23,460,281	(264,814)
WTI Crude	160	11/19	8,702,497	9,468,800	766,303
WTI Crude	429	12/19	24,163,830	25,366,770	1,202,940

					4,042,094

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
British Pound	67	3/19	$5,307,489	$5,560,163	$(252,674)
Euro-Bund	194	3/19	35,587,088	36,478,181	(891,093)
Euro-Bund	32	6/19	5,931,018	5,924,567	6,451
U.S. Treasury 5-Year Notes	1,500	6/19	171,882,780	171,843,750	39,030
U.S. Treasury 10-Year Notes	1,537	6/19	187,691,462	187,514,000	177,462
WTI Crude	410	8/19	22,880,387	24,120,300	(1,239,913)

					(2,160,737)

Net unrealized appreciation on open futures contracts					$1,881,357

At February 28, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,036,321,925	USD	14,608,532	Barclays Bank PLC	4/16/19	$(129,656)
BRL	10,864,011	USD	2,928,621	Barclays Bank PLC	4/17/19	(45,737)
BRL	27,635,688	USD	7,374,433	Barclays Bank PLC	4/17/19	(41,003)
MYR	49,281,000	USD	11,996,349	Barclays Bank PLC	4/17/19	110,850
USD	4,255	AUD	5,945	Barclays Bank PLC	4/17/19	35
USD	480,773	AUD	670,000	Barclays Bank PLC	4/17/19	5,132
USD	11,739,152	CAD	15,580,907	Barclays Bank PLC	4/17/19	(114,443)
USD	16,298,962	TWD	499,498,000	Barclays Bank PLC	4/17/19	13,781
COP	11,937,774,652	USD	3,719,512	Citibank N.A.	4/17/19	144,953
COP	70,683,911,000	USD	22,071,823	Citibank N.A.	4/17/19	809,787
GBP	4,241,448	USD	5,443,814	Citibank N.A.	4/17/19	196,077
IDR	52,969,535,174	USD	3,682,276	Citibank N.A.	4/17/19	64,619
JPY	897,550,000	USD	8,355,209	Citibank N.A.	4/17/19	(270,998)
RUB	2,593,319,000	USD	38,224,173	Citibank N.A.	4/17/19	837,882
USD	227,043	EUR	200,000	Citibank N.A.	4/17/19	(1,388)
USD	45,565,631	EUR	39,254,457	Citibank N.A.	4/17/19	731,127
USD	988,812	MXN	19,185,217	Citibank N.A.	4/17/19	1,319
BRL	17,510,000	USD	4,670,703	JPMorgan Chase & Co.	4/17/19	(24,235)
CAD	15,580,907	USD	11,702,254	JPMorgan Chase & Co.	4/17/19	151,342
USD	340,933	EUR	300,000	JPMorgan Chase & Co.	4/17/19	(1,713)

Total						$2,437,731

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At February 28, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$39,783,000	8/31/23	2.500% semi-annually	3-month LIBOR quarterly	$(2,481)	$80,965

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.31 Index	$33,330,000	12/20/23	1.000% quarterly	$593,541	$577,730	$15,811

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2019

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security

Notes to Consolidated Schedule of Investments (unaudited) (continued)

is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$815,356,555	—	$815,356,555
Corporate Bonds & Notes	—	62,962,566	—	62,962,566
Non-U.S. Treasury Inflation Protected Securities	—	60,690,059	—	60,690,059
Sovereign Bonds	—	51,078,555	—	51,078,555
Collateralized Mortgage Obligations	—	38,018,919	—	38,018,919
Asset-Backed Securities	—	5,859,232	—	5,859,232
U.S. Government & Agency Obligations	—	1,848,716	—	1,848,716

Total Long-Term Investments	—	1,035,814,602	—	1,035,814,602

Short-Term Investments†:
Sovereign Bonds	—	4,868,297	—	4,868,297
Repurchase Agreements	—	4,000,000	—	4,000,000
Money Market Funds	$19,865,921	—	—	19,865,921

Total Short-Term Investments	19,865,921	8,868,297	—	28,734,218

Total Investments	$19,865,921	$1,044,682,899	—	$1,064,548,820

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,641,789	—	—	$4,641,789
Forward Foreign Currency Contracts	—	$3,066,904	—	3,066,904
Centrally Cleared Interest Rate Swaps	—	80,965	—	80,965
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	15,811	—	15,811

Total Other Financial Instruments	$4,641,789	$3,163,680	—	$7,805,469

Total	$24,507,710	$1,047,846,579	—	$1,072,354,289

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,760,432	—	—	$2,760,432
Forward Foreign Currency Contracts	—	$629,173	—	629,173

Total	$2,760,432	$629,173	—	$3,389,605

†	See Consolidated Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation-Linked Opportunities & Income Fund

By	/s/ JANE TRUST
Jane Trust
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
President

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019